Employee Compensation	12 Months Ended
Dec. 31, 2018
Employee compensation [abstract]
Employee compensation

31	Employee compensation

	31/12/2016	31/12/2017	31/12/2018
	US$’000	US$’000	US$’000

Included in:
Fulfillment expenses	4,395	3,943	3,139
Marketing expenses	1,780	1,783	1,207
Technology and content expenses	2,625	2,400	1,925
General and administrative expenses	6,979	4,960	3,498
Total employee compensation	15,779	13,086	9,769

Share-based payments of US$430,000 (31/12/2017: US$994,000; 31/12/2016: US$2,231,000) were included in the employee compensation expense.

Defined contribution plans of US$694,000 (31/12/2017: US$852,000 ;31/12/2016: US$982,000) were included in the employee compensation expense.